Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Raw materials, supplies and other	€ 271	€ 268
Work in progress	1,166	1,159
Finished goods	1,209	1,079
Total	2,646	2,506
Cost of inventories recognized as an expense	€ 7,803	€ 7,636	€ 3,132